Note 9 - Commitments and Contingencies (Details Textual) $ in Millions	Jun. 30, 2022 USD ($)	May 20, 2022 USD ($)	Mar. 18, 2022 USD ($)	Jan. 28, 2022 USD ($)	Jun. 29, 2021 USD ($)
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements	$ 385.2
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year One	176.4
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Two	131.2
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Three	64.4
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Four	$ 13.2
Eco Design Fuel Efficient Containerships [Member]
Number of Vessels Under Construction	9	2	3	2	2
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity	$ 352.9	$ 86.7	$ 103.8	$ 86.3	$ 76.1
Construction of Vessel, Future Minimum Payments Due, Next Twelve Months	100.6
Construction of Vessel, Future Minimum Payments Due in Two Years	157.9
Construction of Vessel, Future Minimum Payments Due in Three Years	$ 56.7